Critical Accounting Estimates and Judgments - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of changes in accounting estimates [abstract]
Net deferred tax assets	¥ 3,401	$ 494	¥ 5,973